Consolidated Statements of Changes in Equity - USD ($)	Total	Class A Common Stock	Class A Common Stock Founder	Class V Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Founder	Accumulated Deficit	Accumulated Other Comprehensive Income	Noncontrolling Interests
Balance at Dec. 31, 2016	$ 99,460,583
Net income (loss)	9,448,244
Stock based compensation	622,411
Distribution to members	(5,479,355)
Balance at Dec. 31, 2017	104,051,883
Net income (loss)	10,537,443
Stock based compensation	796,967
Balance at Dec. 31, 2018	254,353,036	$ 3,753			$ 307,914,346		$ (53,878,460)	$ 313,397	$ 206,162,035
Distribution to members	(6,307,936)
Balance, shares at Dec. 31, 2018		37,530,568		100
Balance at Dec. 31, 2018	109,078,357
Net income (loss)	4,864,386
Stock based compensation	127,195
Distribution to members	(151,764)
Balance at Mar. 31, 2019	113,918,174
Balance at Dec. 31, 2018	254,353,036	$ 3,753			307,914,346		(53,878,460)	313,397	206,162,035
Balance at Dec. 31, 2018	109,078,357
Beginning balance, shares at Dec. 31, 2018		37,530,568		100
Net income (loss)	(23,742,530)
Stock based compensation	908,978
Balance at Jul. 10, 2019	252,823,323	$ 3,343			290,408,807		(37,588,827)		221,375,364
Distribution to members	(6,904,991)
Balance, shares at Jul. 10, 2019		33,430,259		100
Balance at Jul. 10, 2019	79,339,814
Release of shares			$ 297			$ (297)
Release of Shares, share			2,965,000
Release of share awards vested under 2019 Plan		$ 114			(114)
Release of share awards vested under 2019 Plan, shares		1,135,291
Treasury shares repurchased	(4,507,544)				(4,507,544)
Stock-based compensation	22,013,287				22,013,287
Warrant exercise	207				207
Warrant exercise, shares		18
Tax distribution from Hawk Parent									(185,957)
Net income (loss)	(16,289,633)						(16,289,633)		(15,271,043)
Accumulated other comprehensive (loss) income	313,397							313,397	243,671
Balance at Dec. 31, 2019	254,353,036	$ 3,753			307,914,346		(53,878,460)	313,397	206,162,035
Balance, shares at Dec. 31, 2019		37,530,568		100
Stock-based compensation	3,522,731				3,522,731
Warrant exercise	3,534,188	$ 31			3,534,157
Warrant exercise, shares		308,051
Net income (loss)	(3,432,044)						(3,432,044)		(2,852,399)
Accumulated other comprehensive (loss) income	(5,643,102)							(5,643,102)	(4,211,662)
Balance at Mar. 31, 2020	$ 252,334,809	$ 3,784			$ 314,971,234		$ (57,310,504)	$ (5,329,705)	$ 199,097,974
Balance, shares at Mar. 31, 2020		37,838,619		100